Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock [Member]	Additional paid-in-capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained earnings (Deficit) [Member]
Beginning balance at Dec. 31, 2020	$ 699,511	$ 18,924	$ 588,064	$ 22,815	$ 69,708
Beginning balance (in shares) at Dec. 31, 2020		2,214,522
Net Income	37,838				37,838
Pension adjustments, net of tax	(40)			(40)
Gain (loss) on foreign currency translation, net of tax	1,215			1,215
Ending balance at Jun. 30, 2021	738,524	$ 18,924	588,064	23,990	107,546
Ending balance (in shares) at Jun. 30, 2021		2,214,522
Beginning balance at Mar. 31, 2021	720,201	$ 18,924	588,064	24,089	89,124
Beginning balance (in shares) at Mar. 31, 2021		2,214,522
Net Income	18,422				18,422
Pension adjustments, net of tax	15			15
Gain (loss) on foreign currency translation, net of tax	(114)			(114)
Ending balance at Jun. 30, 2021	738,524	$ 18,924	588,064	23,990	107,546
Ending balance (in shares) at Jun. 30, 2021		2,214,522
Beginning balance at Dec. 31, 2021	863,878	$ 21,198	671,831	23,033	147,816
Beginning balance (in shares) at Dec. 31, 2021		2,477,672
Net Income	(15,562)				(15,562)
Pension adjustments, net of tax	(287)			(287)
Gain (loss) on foreign currency translation, net of tax	(4,972)			(4,972)
Ending balance at Jun. 30, 2022	843,056	$ 21,198	671,831	17,774	132,254
Ending balance (in shares) at Jun. 30, 2022		2,477,672
Beginning balance at Mar. 31, 2022	880,401	$ 21,198	671,831	21,061	166,311
Beginning balance (in shares) at Mar. 31, 2022		2,477,672
Net Income	(34,056)				(34,056)
Pension adjustments, net of tax	239			239
Gain (loss) on foreign currency translation, net of tax	(3,526)			(3,526)
Ending balance at Jun. 30, 2022	$ 843,056	$ 21,198	$ 671,831	$ 17,774	$ 132,254
Ending balance (in shares) at Jun. 30, 2022		2,477,672